UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011
	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________.
	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

Date of Report (Date of earliest event reported)  February 14, 2012

J.P. MORGAN ACCEPTANCE CORPORATION I
(Exact name of securitizer as specified in its charter)

(Commission File Number of Securitizer)	0001085309 (Central Index Key Number of Securitizer)

Christian T. Greco,  (212) 648-0364

 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.                      Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2.                            Exhibits

99.1     Disclosures required by Rule 15Ga-1.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 14, 2012

J.P. MORGAN ACCEPTANCE CORPORATION I
(Securitizer)

By: /s/ Paul H. White
Name: Paul H. White Title: President

EXHIBIT INDEX
Exhibit Number

99.1   Disclosures required by Rule 15Ga-1.